Schedule IV - Mortgage Loans on Real Estate - Schedule of Mortgage Loans on Real Estate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Face Amount of Mortgages	$ 966,709
Carrying Amount of Mortgages	915,905	$ 934,964	$ 726,426	$ 827,796
Reserves on impaired loans	49,800
Borrower A
Mortgage Loans on Real Estate [Line Items]
Prior Liens	0
Face Amount of Mortgages	236,504
Carrying Amount of Mortgages	$ 237,291
Borrower A | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	6.75%
Borrower A | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	6.75%
Borrower A | Minimum
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	0.19%
Borrower B
Mortgage Loans on Real Estate [Line Items]
Prior Liens	$ 0
Face Amount of Mortgages	168,901
Carrying Amount of Mortgages	$ 168,213
Borrower B | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	5.25%
Borrower B | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	5.25%
Borrower C
Mortgage Loans on Real Estate [Line Items]
Prior Liens	$ 0
Face Amount of Mortgages	128,445
Carrying Amount of Mortgages	$ 129,062
Borrower C | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	6.00%
Borrower C | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	6.00%
Borrower D
Mortgage Loans on Real Estate [Line Items]
Prior Liens	$ 0
Face Amount of Mortgages	86,000
Carrying Amount of Mortgages	$ 86,321
Borrower D | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	6.00%
Borrower D | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	6.00%
Borrower D | Minimum
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	0.18%
Borrower E
Mortgage Loans on Real Estate [Line Items]
Prior Liens	$ 0
Face Amount of Mortgages	57,424
Carrying Amount of Mortgages	$ 56,673
Borrower E | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	8.00%
Borrower E | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	8.00%
Borrower F
Mortgage Loans on Real Estate [Line Items]
Prior Liens	$ 0
Face Amount of Mortgages	36,860
Carrying Amount of Mortgages	$ 37,004
Borrower F | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	6.50%
Borrower F | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	6.50%
Borrower F | Minimum
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	0.25%
Senior Mortgages Individually Less than 3 Percent
Mortgage Loans on Real Estate [Line Items]
Face Amount of Mortgages	$ 227,650
Carrying Amount of Mortgages	$ 176,400
Senior Mortgages Individually Less than 3 Percent | Minimum | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	3.00%
Contractual interest rate (as a percent)	4.00%
Senior Mortgages Individually Less than 3 Percent | Minimum | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	3.00%
Contractual interest rate (as a percent)	4.00%
Senior Mortgages Individually Less than 3 Percent | Maximum | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	7.50%
Contractual interest rate (as a percent)	9.68%
Senior Mortgages Individually Less than 3 Percent | Maximum | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Variable spread on LIBOR	7.50%
Contractual interest rate (as a percent)	9.68%
Senior Mortgages
Mortgage Loans on Real Estate [Line Items]
Face Amount of Mortgages	$ 941,784
Carrying Amount of Mortgages	890,964
Subordinate Mortgages Individually Less than 3 Percent
Mortgage Loans on Real Estate [Line Items]
Face Amount of Mortgages	24,925
Carrying Amount of Mortgages	$ 24,941
Subordinate Mortgages Individually Less than 3 Percent | Minimum | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Contractual interest rate (as a percent)	6.80%
Subordinate Mortgages Individually Less than 3 Percent | Minimum | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Contractual interest rate (as a percent)	8.33%
Subordinate Mortgages Individually Less than 3 Percent | Maximum | Contractual Interest Accrual Rates
Mortgage Loans on Real Estate [Line Items]
Contractual interest rate (as a percent)	14.00%
Subordinate Mortgages Individually Less than 3 Percent | Maximum | Contractual Interest Payment Rates
Mortgage Loans on Real Estate [Line Items]
Contractual interest rate (as a percent)	9.09%
Subordinate Mortgages
Mortgage Loans on Real Estate [Line Items]
Face Amount of Mortgages	$ 24,925
Carrying Amount of Mortgages	$ 24,941